Exploration expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Total exploration expenses			$ 9
Geological And Geophysical Expenses [Member]
IfrsStatementLineItems [Line Items]
Total exploration expenses			4
Decrease In Abandoned And Unproductive Wells [Member]
IfrsStatementLineItems [Line Items]
Total exploration expenses			$ 5